Insider Trading Arrangements	12 Months Ended
Dec. 31, 2025
Insider Trading Arrangements [Line Items]
Rule 10b5-1 Arragement Adopted [Flag]	false
Rule 10b5-1 Arragement Treatment [Flag]	false
Non Rule 10b5-1 Arragement Adopted [Flag]	false
Non Rule 10b5-1 Arragement Treatment [Flag]	false